13. SHAREHOLDERS' EQUITY (Details)		12 Months Ended
		Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares
Proceeds from issuance of shares, net		$ 637,070	$ 780,836	$ 1,577,299
Key management personnel compensation, share-based payment		$ 86,420	372,137	311,389
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used		Black-Scholes Option Pricing Model
Issue 1
Number of shares issued | shares	[1]				1,111,110
Proceeds from issuance of shares, net	[1]	$ 100,000
Issue 2
Number of shares issued | shares					6,852,400
Proceeds from issuance of shares, net		342,620
Par value per share | $ / shares					$ 0.05
Issue 3
Number of shares issued | shares	[1]					2,666,667
Proceeds from issuance of shares, net	[1]		773,733
Issue 4
Number of shares issued | shares						909,090
Proceeds from issuance of shares, net			181,818
Issue 5
Number of shares issued | shares						233,450
Proceeds from issuance of shares, net			43,915
Issue 6
Number of shares issued | shares						5,327,335
Proceeds from issuance of shares, net			799,100
Par value per share | $ / shares						$ 0.15
Finder's fees			18,264
Issue 7
Number of shares issued | shares						131,000
Proceeds from issuance of shares, net			28,820
Issue 8
Number of shares issued | shares						2,975,500
Proceeds from issuance of shares, net			$ 595,100
Issue 9
Warrants granted, number | shares			3,030,330
Warrants granted, value			$ 510,878
Issue 10
Number of shares issued | shares							4,408,659
Proceeds from issuance of shares, net				661,299
Par value per share | $ / shares							$ 0.15
Finder's fees				$ 7,200
Description of significant events and transactions				Company closed a private placement
Warrants issued | shares				48,000
Warrants issued, fair value				$ 8,210
Issue 11
Number of shares issued | shares							1,326,667
Proceeds from issuance of shares, net				$ 199,000
Par value per share | $ / shares							$ 0.15
Description of significant events and transactions				Company closed a private placement
Issue 12
Number of shares issued | shares							4,850,000
Proceeds from issuance of shares, net				$ 727,500
Par value per share | $ / shares							$ 0.15
Finder's fees				$ 3,300
Description of significant events and transactions				Company closed a private placement
Warrants issued | shares				22,000
Warrants issued, fair value				$ 3,404
Issue 13
Number of shares issued | shares							2,274,000
Proceeds from issuance of shares, net		$ 454,800
Description of significant events and transactions				Company issued 2,274,000 common shares
Share-based payments for options granted
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used		Black-Scholes option pricing model

[1]	Note 4.